Consideration payable (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021
Consideration payable
Estimated additional consideration payable		$ 12,768	$ 9,102
Gain on change in fair value of consideration payable	$ 0	2,254	4,167
Payments	0	1,421	0
Accretion value of earn out		798
Star2Star
Consideration payable
Estimated additional consideration payable	$ 0	$ 6,017	$ 9,102	$ 13,269
Effective tax rate (as a percent)	0.00%	26.22%	24.56%
Discount rate (as a percent)	0.00%	4.90%	4.90%
Gain on change in fair value of consideration payable		$ 2,349
Accretion value of earn out	$ 0	684	$ 0
Netfortris
Consideration payable
Estimated additional consideration payable	0	$ 6,751	0	$ 6,543
Discount rate (as a percent)		13.00%
Gain on change in fair value of consideration payable	0	$ 95	0
Accretion value of earn out	$ 0	$ 114	$ 0